Future Minimum Contractual Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Future Minimum Contractual Revenue - Operating Lease, payments to be received
Year	Amount
2024	$830,176
2025	605,990
2026	472,550
2027	387,613
2028	332,176
2029 and thereafter	478,117
Total	$3,106,622